Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€) item
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 35,754,114	€ 34,366,558
Assets at end of period	33,929,808	35,754,114	€ 34,366,558	€ 33,929,808
Liabilities at beginning of period	20,304,935
Liabilities at end of period	19,103,273	20,304,935		19,103,273
Equity investments. | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	42,793	50,679	188,518	188,518
Transfer to level 1			(158,551)
Increase	4,833	2,804	21,137
Gain / loss recognised in profit or loss	(14,340)	(13,968)	(12,975)
Foreign currency translation and other changes	(1,284)	3,278	12,550
Assets at end of period	32,002	42,793	50,679	32,002
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	37,846	47,690	66,359	66,359
Increase	5,232	46	9,488
Decrease	(3,603)	(6,499)	(22,499)
Gain / loss recognized in profit or loss	(3,366)	(3,904)	(6,716)
Foreign currency translation and other changes	(358)	513	1,058
Liabilities at end of period	35,751	37,846	47,690	35,751
Put option liabilities
Reconciliation of changes in fair value measurement
Put option liabilities exercisable	563,692	533,969	561,872	€ 563,692
Number of put options exercised | item				21
Consideration for put options exercised				€ 56,132
Liabilities at beginning of period	1,468,517	992,423
Liabilities at end of period	1,372,008	1,468,517	992,423	1,372,008
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	1,468,517	992,423	882,422	882,422
Increase	31,050	646,271	112,194
Decrease	(42,490)	(7,026)	(18,495)
Gain / loss recognized in equity	(28,034)	(180,431)	(54,019)
Foreign currency translation and other changes	(57,035)	17,280	70,321
Liabilities at end of period	€ 1,372,008	€ 1,468,517	€ 992,423	€ 1,372,008
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input	10.00%			10.00%
Increase in fair value due to increase in input	€ 102,709
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%			1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%			1.00%